UNITED STATES                  ---------------------------
           SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
               Washington, D.C. 20549               ---------------------------
                                                      OMB Number: 3235-0456
                   FORM 24F-2                         Expires: June 30, 2009
           ANNUAL NOTICE OF SECURITIES SOLD          Estimated average burden
                   PURSUANT TO RULE 24F-2             hours per response. . . 2
                                                    ---------------------------

   READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1. Name and address of issuer:
                                      MORGAN KEEGAN SELECT FUND, INC.
                                      50 North Front Street
                                      Memphis, Tennessee  38103

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2. The name of each  series or class of funds  for which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]

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3.  Investment Company Act File Number:            811-09079

    Securities Act File Number:                    333-66181

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4(a). Last day of the fiscal year for which this notice is filed:

                                  JUNE 30, 2007

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4(b). [ ] Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See
      Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last  time the  issuer  will be filing  this
      Form.

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

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5.    Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                $878,712,480
                                                                  --------------

       (ii) Aggregate price of securities redeemed or
              repurchased during the fiscal year:          $490,764,858
                                                          -------------

      (iii) Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to
               reduce registration fees payable to the
               Commission.                                           $0
                                                           ------------

       (iv) Total available redemption credits [Add items
            5(ii) and 5(iii)]:                                  -   $490,764,858
                                                                ----------------

        (v) Net Sales - If item 5(i) is greater than item
            5(iv) [subtract Item 5(iv) from Item 5(i)]              $387,947,622
                                                                ----------------

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       (vi) Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5 (iv) [subtract Item
            5(iv) from Item 5(i)]:                                   $0
                                                         --------------



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      (vii) Multiplier for determining registration fee
            (See Instruction C.9)                                      0.0000307
                                                                ----------------

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii):
                 (enter "0" if no fee is due):                  =     $11,909.99
                                                                ----------------

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6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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7.   Interest  due -- if this Form is being  filed more than
     90 days after the end of the  issuers  fiscal year (see
     Instruction D):                                                          $0
                                                                ----------------

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

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8.   Total of  amount of the  registration  fee due plus any
     interest due [ Line 5(viii) plus line 7].

                                                                      $11,909.99
                                                                ================

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:
              September 27, 2007
              ------------------


              Method of Delivery:
                                                    [X]  Wire Transfer
                                                    [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Charles D. Maxwell
                           ----------------------------------------------------

                           Charles D. Maxwell, Secretary and Assistant Treasurer
                           -----------------------------------------------------

Date  September 27, 2007
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   * Please print the name and title of the signing officer below the signature.

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